Borrowings - Summary of Bank Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about borrowings [line items]
Less: current portion	$ 8,261,625	$ 278,732	$ 6,567,565
Noncurrent portion	27,145,003	915,823	46,547,998
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	31,907,496	1,076,501	49,616,222
Less: current portion	6,761,625	228,125	6,567,565
Noncurrent portion	25,145,871	848,376	43,048,657
Bank loans [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	31,908,696	1,076,541	49,623,420
Bank loans [member] | Cost [member] | Syndicated bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	4,761,600	160,647	9,223,500
Bank loans [member] | Cost [member] | Other loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	22,441,947	757,151	36,009,917
Bank loans [member] | Cost [member] | Mortgage loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	4,705,149	158,743	4,390,003
Bank loans [member] | Net Unamortized Debt Issue Costs [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	$ 1,200	$ 40	$ 7,198